Financial assets, liabilities and financial results (telecom activities) - Investment securities FV - Reconciliation (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets at beginning of period	€ 4,803	€ 6,001
Financial assets at end of period	3,290	4,803	€ 6,001
Financial assets at fair value through profit or loss, category [member] | Investments securities [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	141	133	805
Changes in fair value	34	8	17
Sale of BT shares			(659)
Other items	27	0	(29)
Financial assets at end of period	€ 203	€ 141	€ 133